Nuveen California Quality Municipal Income
Fund
Portfolio of Investments November 30,2023
(Unaudited)
NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 169.1% (100.0% of Total Investments)
X
3,047,108,266
MUNICIPAL BONDS - 169.1%  (100.0% of Total Investments) X 3,047,108,266
Consumer Staples - 1 .1% ( 0 .7 % of Total Investments)
$ 1,000 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Golden Gate Tobacco Funding Corporation, Turbo, Series
2007A, 5.000%, 6/01/47
12/23 at 100.00 $ 916,026
2,575 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Los Angeles County Securitization Corporation, Series 2020A,
4.000%, 6/01/49
6/30 at 100.00 2,319,443
2,110 California County Tobacco Securitization Agency, Tobacco Settlement Asset-
Backed Bonds, Los Angeles County Securitization Corporation, Series 2020B-
1, 5.000%, 6/01/49 , (WI/DD)
6/30 at 100.00 2,140,339
25,000 California Statewide Financing Authority, Tobacco Settlement Asset-Backed
Bonds, Pooled Tobacco Securitization Program, Series 2006A, 0.000%,
6/01/46
12/23 at 25.10 6,127,943
44,035 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 4,595,057
19,000 Silicon Valley Tobacco Securitization Authority, California, Tobacco Settlement
Asset-Backed Bonds, Santa Clara County Tobacco Securitization Corporation,
Series 2007B, 0.000%, 6/01/47
1/24 at 25.92 4,610,365
Total Consumer Staples 20,709,173
Education and Civic Organizations - 7 .4% ( 4 .4 % of Total Investments)
6,995 California Educational Facilities Authority, Revenue Bonds, Chapman
University, Series 2017B, 4.000%, 4/01/47
4/27 at 100.00 6,559,801
5,725 California Educational Facilities Authority, Revenue Bonds, Stanford University
Series 2016U-7, 5.000%, 6/01/46
No Opt. Call 6,686,486
4,385 California Educational Facilities Authority, Revenue Bonds, University of the
Pacific, Series 2023, 5.000%, 11/01/53
11/33 at 100.00 4,587,730
650 California Enterprise Development Authority, Charter School Revenue Bonds,
Academy for Academic Excellence Project, Series 2020A, 5.000%, 7/01/55,
144A
7/27 at 100.00 582,809
California Municipal Finance Authority,  Revenue Bonds, Creative Center of
Los Altos Project-Pinewood & Oakwood Schools, Series 2016B:
800 4.000%, 11/01/36, 144A 11/26 at 100.00 680,805
1,000 4.500%, 11/01/46, 144A 11/26 at 100.00 809,153
California Municipal Finance Authority, Charter School Revenue Bonds, John
Adams Academies, Inc. - Lincoln Project, Taxable Series 2019B:
1,210 5.000%, 10/01/39, 144A 10/27 at 100.00 1,151,430
2,980 5.000%, 10/01/57, 144A 10/27 at 100.00 2,592,670
1,000 California Municipal Finance Authority, Charter School Revenue Bonds,
Palmdale Aerospace Academy Project, Series 2016A, 5.000%, 7/01/46, 144A
7/26 at 100.00 912,861
California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A:
3,500 5.000%, 12/31/43, (AMT) 6/28 at 100.00 3,533,302
1,650 4.000%, 12/31/47, (AMT) 6/28 at 100.00 1,451,495
4,000 5.000%, 12/31/47, (AMT) 6/28 at 100.00 4,028,699
1,000 California Municipal Finance Authority, Revenue Bonds, The Master's
University & Seminary, Series 2019, 5.000%, 8/01/48
8/29 at 100.00 976,495
750 California School Finance Authority, Charter School Revenue Bonds, Aspire
Public School Obligated Group,Issue No.6, Series 2020A, 5.000%, 8/01/42,
144A
8/28 at 100.00 757,026
1,550 California School Finance Authority, Charter School Revenue Bonds, Camino
Nuevo Charter Academy Sustainability Series 2023A, 5.250%, 6/01/53, 144A
6/31 at 100.00 1,498,526
300 California School Finance Authority, Charter School Revenue Bonds, Kepler
Neighborhood School, Series 2017A, 5.000%, 5/01/27, 144A
No Opt. Call 297,029
1,100 California School Finance Authority, Charter School Revenue Bonds, Stem
Preparatory Schools - Obligated Group, Series 2023A, 5.375%, 5/01/63, 144A
6/31 at 100.00 1,067,851

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30,2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 1,615 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2015A, 5.000%, 7/01/45,
144A
7/25 at 100.00 $ 1,612,077
2,150 California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016A, 5.000%, 7/01/46,
144A
7/25 at 100.00 2,134,249
California School Finance Authority, School Facility Revenue Bonds, Alliance
for College-Ready Public Schools Project, Series 2016C:
5,995 5.000%, 7/01/46, 144A 7/25 at 101.00 5,951,080
8,340 5.250%, 7/01/52, 144A 7/25 at 101.00 8,354,397
800 California School Finance Authority, School Facility Revenue Bonds, Value
Schools, Series 2016A, 6.000%, 7/01/51, 144A
7/26 at 100.00 817,879
3,430 California State University, Systemwide Revenue Bonds, Refunding Series
2015A, 5.000%, 11/01/43
11/25 at 100.00 3,516,948
10,440 California State University, Systemwide Revenue Bonds, Series 2018A,
5.000%, 11/01/43
11/28 at 100.00 11,095,967
2,935 University of California, General Revenue Bonds, Limited Project Series
2017M, 5.000%, 5/15/52
5/27 at 100.00 3,042,377
University of California, General Revenue Bonds, Limited Project Series
2018O:
8,500 5.000%, 5/15/43 5/28 at 100.00 8,986,609
10,390 4.000%, 5/15/48 5/28 at 100.00 10,302,155
14,215 5.000%, 5/15/48 5/28 at 100.00 14,865,652
University of California, General Revenue Bonds, Series 2018AZ:
3,930 5.000%, 5/15/38 5/28 at 100.00 4,223,715
6,775 5.000%, 5/15/48 5/28 at 100.00 7,136,038
12,810 University of California, General Revenue Bonds, Series 2020BE, 4.000%,
5/15/47
5/30 at 100.00 12,806,085
Total Education and Civic Organizations 133,019,396
Financials - 0 .0% ( 0 .0 % of Total Investments)
1,305 (c) Cofina Class 2 Trust Tax-Exempt Class 2054, Puerto Rico. Unit Exchanged
From Cusip 74529JAP0, 0.010%, 8/01/54
No Opt. Call 280,758
Total Financials 280,758
Health Care - 25 .4% ( 15 .0 % of Total Investments)
8,045 ABAG Finance Authority for Nonprofit Corporations, California, Revenue
Bonds, Sharp HealthCare, Series 2014A, 5.000%, 8/01/43
1/24 at 100.00 8,048,323
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
6,365 4.000%, 11/15/41 11/26 at 100.00 6,277,202
19,795 5.000%, 11/15/46 11/26 at 100.00 20,167,188
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A:
20,215 4.000%, 11/15/48 11/27 at 100.00 19,357,381
13,110 5.000%, 11/15/48 11/27 at 100.00 13,454,828
5,890 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 5.000%, 11/15/38
11/27 at 100.00 6,151,168
7,960 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Refunding Series 2016A, 4.000%, 3/01/39
3/26 at 100.00 7,649,609
7,810 California Health Facilities Financing Authority, Revenue Bonds, Adventist
Health System/West, Series 2013A, 4.000%, 3/01/43
12/23 at 100.00 7,007,671
15,000 California Health Facilities Financing Authority, Revenue Bonds, Cedars-Sinai
Medical Center, Refunding Series 2016B, 4.000%, 8/15/39
8/26 at 100.00 15,082,307
7,400 California Health Facilities Financing Authority, Revenue Bonds, Children's
Hospital Los Angeles, Series 2017A, 5.000%, 8/15/47
8/27 at 100.00 7,473,440
California Health Facilities Financing Authority, Revenue Bonds, City of Hope
National Medical Center, Series 2019:
16,625 4.000%, 11/15/45 11/29 at 100.00 15,380,986
30,630 5.000%, 11/15/49 11/26 at 100.00 30,935,896

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
California Health Facilities Financing Authority, Revenue Bonds,
CommonSpirit Health, Series 2020A:
$ 31,810 4.000%, 4/01/44 4/30 at 100.00 $ 30,529,081
10,855 4.000%, 4/01/45 4/30 at 100.00 10,361,224
2,815 4.000%, 4/01/49 4/30 at 100.00 2,645,013
24,625 California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter
Packard Children's Hospital at Stanford, Refunding Forward Delivery Series
2022A, 4.000%, 5/15/51
5/32 at 100.00 22,679,962
2,230 California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2014A, 5.000%, 10/01/38
10/24 at 100.00 2,244,953
16,375 California Health Facilities Financing Authority, Revenue Bonds, Providence
Health & Services, Series 2014B, 5.000%, 10/01/44
10/24 at 100.00 16,450,219
26,330 California Health Facilities Financing Authority, Revenue Bonds, Providence
Saint Joseph Health, Refunding Series 2016A, 4.000%, 10/01/47
10/26 at 100.00 24,394,089
16,185 California Municipal Finance Authority, Revenue Bonds, Community Health
System, Series 2021A, 4.000%, 2/01/51 - AGM Insured
2/32 at 100.00 15,042,268
California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical
Center, Refunding Series 2017A:
3,095 5.000%, 7/01/42 7/27 at 100.00 3,118,856
685 5.000%, 7/01/47 7/27 at 100.00 686,031
California Municipal Finance Authority, Revenue Bonds, NorthBay Healthcare
Group, Series 2017A:
11,830 5.250%, 11/01/36 11/26 at 100.00 11,894,270
1,420 5.250%, 11/01/41 11/26 at 100.00 1,409,997
9,335 5.000%, 11/01/47 11/26 at 100.00 8,417,034
6,770 5.250%, 11/01/47 11/26 at 100.00 6,483,240
5,330 California Municipal Financing Authority, Certificates of Participation, Palomar
Health, Series 2022A, 5.250%, 11/01/52 - AGM Insured
11/32 at 100.00 5,839,310
12,485 California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall
Hospital, Series 2017, 5.000%, 10/15/47
10/26 at 100.00 12,526,378
14,550 California Public Finance Authority, Revenue Bonds, Hoag Memorial Hospital
Presbyterian, Fixed Period Series 2022A, 4.000%, 7/15/51
7/32 at 100.00 14,437,934
5,310 California Statewide Communities Development Authority, California,
Redlands Community Hospital, Revenue Bonds, Series 2016, 5.000%,
10/01/46
10/26 at 100.00 5,371,250
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A:
1,000 5.250%, 12/01/34 12/24 at 100.00 1,006,912
1,200 5.250%, 12/01/44 12/24 at 100.00 1,201,646
2,375 5.500%, 12/01/54 12/24 at 100.00 2,380,237
13,235 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A,
5.250%, 12/01/56, 144A
6/26 at 100.00 12,851,348
46,490 California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2018A,
5.500%, 12/01/58, 144A
6/28 at 100.00 46,934,175
California Statewide Communities Development Authority, Revenue Bonds,
Adventist Health System/West, Series 2015A:
2,345 5.000%, 3/01/35 3/26 at 100.00 2,400,456
3,000 5.000%, 3/01/45 3/26 at 100.00 3,024,096
6,465 California Statewide Communities Development Authority, Revenue Bonds,
John Muir Health, Series 2016A, 4.000%, 8/15/51
8/26 at 100.00 6,085,093
2,475 California Statewide Community Development Authority, Health Revenue
Bonds, Enloe Medical Center, Refunding Series 2022A, 5.250%, 8/15/52 -
AGM Insured
8/32 at 100.00 2,672,708
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A:
111 (d),(e) 5.750%, 7/01/24 1/22 at 100.00 111,201
121 (d),(e) 5.750%, 7/01/30 1/22 at 100.00 121,316
85 (d),(e) 5.750%, 7/01/35 1/22 at 100.00 84,927
115 (d),(e) 5.500%, 7/01/39 1/22 at 100.00 114,500
6,200 Madera County, California, Certificates of Participation, Valley Children's
Hospital Project, Series 1995, 5.750%, 3/15/28 - NPFG Insured
1/24 at 100.00 6,372,323

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30,2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Palomar Pomerado Health System, California, Revenue Bonds, Refunding
Series 2016:
$ 6,250 5.000%, 11/01/36 11/26 at 100.00 $ 6,336,598
4,500 4.000%, 11/01/39 11/26 at 100.00 4,039,266
9,000 University of California Regents, Medical Center Pooled Revenue Bonds,
Series 2022P, 5.000%, 5/15/47
5/32 at 100.00 9,786,220
755 Washington Township Health Care District, California, Revenue Bonds, Series
2023A, 5.750%, 7/01/53
7/33 at 100.00 791,880
Total Health Care 457,832,010
Housing/Multifamily - 16 .9% ( 10 .0 % of Total Investments)
23,285 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Creekwood, Series 2021A, 4.000%, 2/01/56, 144A
8/31 at 100.00 14,408,087
22,070 California Community Housing Agency, California, Essential Housing Revenue
Bonds, Glendale Properties, Junior Series 2021A-2, 4.000%, 8/01/47, 144A
8/31 at 100.00 16,711,084
6,250 California Community Housing Agency, California, Essential Housing Revenue
Bonds, Glendale Properties, Senior Series 2021A-1, 4.000%, 2/01/56, 144A
8/31 at 100.00 4,946,826
23,610 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Serenity at Larkspur Apartments, Series 2020A, 5.000%,
2/01/50, 144A
2/30 at 100.00 18,468,930
6,960 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Stoneridge Apartments, Series 2021A, 4.000%, 2/01/56,
144A
2/31 at 100.00 5,024,695
660 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Summit at Sausalito Apartments, Series 2021A-2, 4.000%,
2/01/50, 144A
8/32 at 100.00 466,566
2,090 California Community Housing Agency, California, Essential Housing
Revenue Bonds, The Arbors, Series 2020A, 5.000%, 8/01/50, 144A
8/30 at 100.00 1,877,641
1,385 California Community Housing Agency, California, Essential Housing
Revenue Bonds, Verdant at Green Valley Apartments, Series 2019A, 5.000%,
8/01/49, 144A
8/29 at 100.00 1,258,797
7,575 California Community Housing Agency, Workforce Housing Revenue Bonds,
Annadel Apartments, Series 2019A, 5.000%, 4/01/49, 144A
4/29 at 100.00 5,945,436
22,395 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2019-2, 4.000%, 3/20/33
No Opt. Call 22,276,038
13,563 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-1, 3.500%, 11/20/35
No Opt. Call 12,613,424
5,074 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series 2021-3, 3.250%, 8/20/36
No Opt. Call 4,660,885
3,328 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Series2019-1, 4.250%, 1/15/35
No Opt. Call 3,277,046
17,777 California Housing Finance Agency, Municipal Certificate Revenue Bonds,
Class A Social Certificates Series 2023-1, 4.375%, 9/20/36
No Opt. Call 17,200,646
California Municipal Finance Authority, Mobile Home Park Revenue Bonds,
Caritas Affordable Housing Inc Projects, Senior Series 2014A:
1,680 5.250%, 8/15/39 8/24 at 100.00 1,691,931
2,150 5.250%, 8/15/49 8/24 at 100.00 2,158,837
California Public Finance Authority, University Housing Revenue Bonds,
National Campus Community Development - Claremont Properties LLC
Claremont Colleges Project, Refunding Series 2023A:
1,465 5.500%, 7/01/50, 144A 7/33 at 105.00 1,436,857
1,000 6.000%, 7/01/53, 144A 7/33 at 105.00 1,010,606
23,750 CMFA Special Finance Agency I, California, Essential Housing Revenue
Bonds, The Mix at Center City, Series 2021A-2, 4.000%, 4/01/56, 144A
4/31 at 100.00 16,196,581
8,060 CMFA Special Finance Agency, California, Essential Housing Revenue Bonds,
Enclave Apartments, Senior Series 2022A-1, 4.000%, 8/01/58, 144A
2/32 at 100.00 5,884,134
3,265 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-1, 3.600%,
5/01/47, 144A
5/32 at 100.00 2,554,905
11,510 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, 777 Place-Pomona, Senior Lien Series 2021A-2, 3.250%,
5/01/57, 144A
5/32 at 100.00 7,792,751

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Multifamily (continued)
$ 1,720 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Mezzanine Lien Series 2021B,
4.000%, 10/01/46, 144A
10/31 at 100.00 $ 1,271,163
12,910 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Acacia on Santa Rosa Creek, Senior Lien Series 2021A,
4.000%, 10/01/56, 144A
10/31 at 100.00 10,430,667
20,500 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Altana Glendale, Series 2021A-2, 4.000%, 10/01/56, 144A
10/31 at 100.00 14,692,122
23,610 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Center City Anaheim, Series 2020A, 5.000%, 1/01/54, 144A
1/31 at 100.00 18,269,378
5,095 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-1, 2.875%, 8/01/41, 144A
8/31 at 100.00 4,249,212
7,030 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Jefferson-Anaheim Series 2021A-2, 3.125%, 8/01/56, 144A
8/31 at 100.00 4,716,161
3,750 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Millennium South Bay-Hawthorne, Series 2021A-1 and A-2,
3.250%, 7/01/56, 144A
7/32 at 100.00 2,469,417
3,565 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-1, 3.400%,
10/01/46, 144A
10/31 at 100.00 2,628,167
21,695 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Moda at Monrovia Station, Social Series 2021A-2, 4.000%,
10/01/56, 144A
10/31 at 100.00 14,987,132
CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Monterrey Station Apartments, Senior Lien Series 2021A-1:
2,215 3.000%, 7/01/43, 144A 7/32 at 100.00 1,601,136
9,645 3.125%, 7/01/56, 144A 7/32 at 100.00 6,056,474
7,345 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Oceanaire-Long Beach, Social Series 2021A-2, 4.000%,
9/01/56, 144A
9/31 at 100.00 5,110,087
450 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Orange City Portfolio, Mezzanine Lien Series 2021B, 4.000%,
3/01/57, 144A
3/32 at 100.00 312,217
12,105 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Parallel-Anaheim Series 2021A, 4.000%, 8/01/56, 144A
8/31 at 100.00 8,817,096
4,020 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Pasadena Portfolio Social Bond, Mezzanine Senior Series
2021B, 4.000%, 12/01/56, 144A
12/31 at 100.00 2,788,053
8,025 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Union South Bay, Series 2021A-2, 4.000%, 7/01/56, 144A
7/31 at 100.00 5,704,385
2,010 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Waterscape Apartments, Mezzanine Lien Series 2021B,
4.000%, 9/01/46, 144A
9/31 at 100.00 1,621,288
5,700 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-1, 3.000%, 6/01/47, 144A
6/31 at 100.00 3,974,188
20,760 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Westgate Phase 1-Pasadena Apartments, Senior Lien Series
2021A-2, 3.125%, 6/01/57, 144A
6/31 at 100.00 12,895,983
21,185 CSCDA Community Improvement Authority, California, Essential Housing
Revenue Bonds, Wood Creek Apartments, Senior Lien Series 2021A-1,
3.000%, 12/01/49
6/32 at 100.00 13,689,876
Total Housing/Multifamily 304,146,905
Long-Term Care - 0 .5% ( 0 .3 % of Total Investments)
6,120 California Municipal Finance Authority, Revenue Bonds, HumanGood
California Obligated Group, Refunding Series 2019, 4.000%, 10/01/37
10/26 at 100.00 5,979,914
California Statewide Communities Development Authority, Revenue Bonds,
Odd Fellows Home of California Project, Insured Refunding Series 2023A:
1,900 4.000%, 4/01/43 4/30 at 100.00 1,905,573
1,000 4.125%, 4/01/53 4/30 at 100.00 999,116
Total Long-Term Care 8,884,603

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30,2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 26 .4% ( 15 .6 % of Total Investments)
$ 4,125 Alameda Unified School District, Alameda County, California, General
Obligation Bonds, Series 2004A, 0.000%, 8/01/25 - AGM Insured
No Opt. Call $ 3,904,006
4,420 Butte-Glenn Community College District, Butte and Glenn Counties,
California, General Obligation Bonds, Election 2016 Series 2017A, 5.250%,
8/01/46
8/27 at 100.00 4,650,997
2,500 California State, General Obligation Bonds, Refunding Various Purpose Bid
Group C Series 2016, 5.000%, 9/01/32
9/26 at 100.00 2,637,153
California State, General Obligation Bonds, Refunding Various Purpose Series
2016:
2,100 5.000%, 8/01/33 8/26 at 100.00 2,211,005
4,000 5.000%, 9/01/35 9/26 at 100.00 4,211,741
3,570 California State, General Obligation Bonds, Refunding Various Purpose Series
2021. Forward Delivery, 5.000%, 9/01/41
9/31 at 100.00 3,973,475
50 California State, General Obligation Bonds, Series 2013, 5.000%, 2/01/29 1/24 at 100.00 50,069
California State, General Obligation Bonds, Series 2014:
3,075 5.000%, 12/01/43 12/23 at 100.00 3,076,387
1,000 California State, General Obligation Bonds, Various Purpose Refunding Series
2016, 5.000%, 9/01/34
9/26 at 100.00 1,053,637
California State, General Obligation Bonds, Various Purpose Series 2014:
24,970 5.000%, 5/01/32 5/24 at 100.00 25,115,076
10,620 5.000%, 10/01/44 10/24 at 100.00 10,704,747
14,780 California State, General Obligation Bonds, Various Purpose Series 2017,
5.000%, 11/01/47
11/27 at 100.00 15,570,454
5,000 California State, General Obligation Bonds, Various Purpose Series 2018. Bid
Group A/B, 5.000%, 10/01/48
10/28 at 100.00 5,268,919
1,770 California State, General Obligation Bonds, Various Purpose Series 2020,
4.000%, 11/01/45
11/25 at 100.00 1,772,091
2,650 Centinela Valley Union High School District, Los Angeles County, California,
General Obligation Bonds, Series 2002A, 5.250%, 2/01/26 - NPFG Insured
No Opt. Call 2,716,743
5,400 Central Unified School District, Fresno County, California, General Obligation
Bonds, 2016 Election Series 2018B., 4.000%, 8/01/48
8/26 at 100.00 5,399,479
7,860 Corona-Norco Unified School District, Riverside County, California, General
Obligation Bonds, Election 2014, Series 2019C, 3.000%, 8/01/44 - BAM
Insured
8/28 at 100.00 6,326,861
5,000 Elk Grove Unified School District, Sacramento County, California, General
Obligation Bonds, Election of 2016, Series 2017, 4.000%, 8/01/46
8/26 at 100.00 5,010,515
12,500 Glendale Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Taxable Refunding Series 2020B,
4.000%, 8/01/50
8/29 at 100.00 12,391,686
18,500 Grossmont Healthcare District, California, General Obligation Bonds,
Refunding Series 2015D, 4.000%, 7/15/40
7/25 at 100.00 18,503,178
6,185 Grossmont-Cuyamaca Community College District, California, General
Obligation Bonds, Refunding Series 2018, 4.000%, 8/01/47
8/28 at 100.00 6,200,434
5,150 Hacienda La Puente Unified School District Facilities Financing Authority,
California, General Obligation Revenue Bonds, Program Series 2007, 5.000%,
8/01/26 - AGM Insured
No Opt. Call 5,473,192
3,000 Hacienda La Puente Unified School District, Los Angeles County, California,
General Obligation Bonds, 2016 Election, Series 2017A, 4.000%, 8/01/47
8/27 at 100.00 3,002,925
5,585 Lake Elsinore Unified School District, Riverside County, California, General
Obligation Bonds, 2016 Election Series B, 4.000%, 8/01/49 - BAM Insured
8/27 at 100.00 5,500,534
5,630 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2010, 6.375%, 8/01/45 - AGM Insured
No Opt. Call 4,435,747
4,140 Los Angeles Community College District, California, General Obligation
Bonds, 2008 Election Series 2017J, 4.000%, 8/01/41
8/27 at 100.00 4,178,800
1,285 Los Angeles Unified School District, Los Angeles County, California, General
Obligation Bonds, Measure Q Series 2020C, 4.000%, 7/01/40
7/30 at 100.00 1,313,715
3,100 Manteca Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2014 Series 2017B, 4.000%, 8/01/42
8/27 at 100.00 3,118,576
Marin Healthcare District, Marin County, California, General Obligation
Bonds, 2013 Election, Series 2015A:
10,000 4.000%, 8/01/40 8/25 at 100.00 10,001,360
7,500 4.000%, 8/01/45 8/25 at 100.00 7,286,590

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 4,100 Monrovia Unified School District, Los Angeles County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call $ 3,636,361
6,950 Morgan Hill Unified School District, Santa Clara County, California, General
Obligation Bonds, Election 2012 Series 2017B, 4.000%, 8/01/47
8/27 at 100.00 6,968,524
10,765 North Orange County Community College District, California, General
Obligation Bonds, Election of 2002 Series 2003B, 0.000%, 8/01/27 - FGIC
Insured
No Opt. Call 9,561,419
5,000 Oakland Unified School District, Alameda County, California, General
Obligation Bonds, Election 2020, Series 2023A, 5.250%, 8/01/48 - AGM
Insured
No Opt. Call 5,611,224
1,815 (f) Orland Joint Unified School District, Glenn and Tehama Counties, California,
General Obligation Bonds, 2008 Election, Series 2012B, 0.000%, 8/01/51
8/37 at 100.00 1,276,750
10,330 Palomar Pomerado Health, California, General Obligation Bonds, Convertible
Capital Appreciation, Election 2004 Series 2010A, 0.000%, 8/01/35
No Opt. Call 6,510,560
5,000 Paramount Unified School District, Los Angeles County, California, General
Obligation Bonds, Election 2006 Series 2011, 6.375%, 8/01/45
2/33 at 100.00 5,990,448
7,350 Pleasant Valley School District, Ventura County, California, General Obligation
Bonds, Refunding Series B, 4.000%, 8/01/46
8/29 at 100.00 7,377,697
16,736 Puerto Rico, General Obligation Bonds, Restructured Series 2022A-1, 4.000%,
7/01/41
7/31 at 103.00 14,492,365
28,000 San Bernardino Community College District, California, General Obligation
Bonds, Election of 2008 Series 2009B, 0.000%, 8/01/44
No Opt. Call 10,821,404
7,500 San Francisco Bay Area Rapid Transit District, General Obligation Bonds,
Election of 2016, Green Series 2022D-1, 4.250%, 8/01/52
2/32 at 100.00 7,602,473
9,760 San Francisco Community College District, California, General Obligation
Bonds, Election 2020 Series 2020A, 4.000%, 6/15/45
6/30 at 100.00 9,557,780
21,000 San Marcos Unified School District, San Diego County, California, General
Obligation Bonds, 2010 Election, Series 2012B, 0.000%, 8/01/51
No Opt. Call 5,958,700
1,220 San Mateo Union High School District, San Mateo County, California, General
Obligation Bonds, Election 2010 Series 2011A, 7.000%, 7/01/51
9/41 at 100.00 865,902
4,970 San Rafael City High School District, Marin County, California, General
Obligation Bonds, Series 2004B, 0.000%, 8/01/27 - FGIC Insured
No Opt. Call 4,392,148
810 Santa Maria Joint Union High School District, Santa Barbara and San Luis
Obispo Counties, California, General Obligation Bonds, Series 2003B,
5.625%, 8/01/24 - AGM Insured
No Opt. Call 823,469
4,175 Southwestern Community College District, San Diego County, California,
General Obligation Bonds, Election of 2002, Series 2004, 0.000%, 8/01/25 -
FGIC Insured
No Opt. Call 3,953,906
5,530 (f) Stockton Unified School District, San Joaquin County, California, General
Obligation Bonds, Election 2008 Series 2011D, 0.000%, 8/01/50 - AGM
Insured
8/37 at 100.00 5,967,863
26,000 (f) Sylvan Union School District, Stanislaus County, California, General
Obligation Bonds, Election of 2006, Series 2010, 0.000%, 8/01/49 - AGM
Insured
No Opt. Call 20,773,730
Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2004 Election Series 2013B:
4,740 5.500%, 8/01/38 8/24 at 100.00 4,772,833
4,830 5.500%, 8/01/40 8/24 at 100.00 4,859,977
20,510 5.000%, 8/01/43 8/24 at 100.00 20,566,091
Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2013A:
4,355 5.500%, 8/01/38 8/24 at 100.00 4,385,166
3,500 5.500%, 8/01/40 8/24 at 100.00 3,521,723
8,410 Washington Township Health Care District, Alameda County, California,
General Obligation Bonds, 2012 Election Series 2015B, 4.000%, 8/01/45
8/25 at 100.00 7,889,287
Washington Township Health Care District, California, General Obligation
Bonds, 2020 Election Series 2023B:
750 4.250%, 8/01/45 - AGM Insured 8/33 at 100.00 764,199
2,575 5.250%, 8/01/48 8/33 at 100.00 2,817,598
140,160 (f) Yosemite Community College District, California, General Obligation Bonds,
Capital Appreciation, Election 2004, Series 2010D, 0.000%, 8/01/42
No Opt. Call 109,436,970
Total Tax Obligation/General 476,216,659

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30,2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited - 19 .4% ( 11 .5 % of Total Investments)
$ 1,675 Beaumont Financing Authority, California, Local Agency Revenue Bonds,
Improvement Area 19A, Series 2015B, 5.000%, 9/01/35
9/25 at 100.00 $ 1,708,372
1,655 Bell Community Housing Authority, California, Lease Revenue Bonds, Series
2005, 5.000%, 10/01/36 - AMBAC Insured
1/24 at 100.00 1,660,558
615 Brentwood Infrastructure Financing Authority, California, Infrastructure
Revenue Bonds, Refunding Subordinated Series 2014B, 5.000%, 9/02/36
9/24 at 100.00 618,438
1,200 California Infrastructure and Economic Development Bank, Lease Revenue
Bonds, California State Teachers Retirement System Headquarters Expansion,
Green Bond-Climate Bond Certified Series 2019, 5.000%, 8/01/44
8/29 at 100.00 1,269,360
California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Series 2013G:
10,690 5.250%, 9/01/30 1/24 at 100.00 10,706,114
18,135 5.250%, 9/01/32 1/24 at 100.00 18,162,337
California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2013F:
8,685 5.250%, 9/01/31 1/24 at 100.00 8,698,092
1,450 5.250%, 9/01/33 1/24 at 100.00 1,452,185
10,525 California State Public Works Board, Lease Revenue Bonds, Department of
Corrections & Rehabilitation, Various Correctional Facilities Series 2014A,
5.000%, 9/01/39
9/24 at 100.00 10,594,481
17,395 California State Public Works Board, Lease Revenue Bonds, Judicial Council
of California, New Stockton Courthouse, Series 2014B, 5.000%, 10/01/39
10/24 at 100.00 17,523,951
13,520 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2014E, 5.000%, 9/01/39
9/24 at 100.00 13,609,252
2,550 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2017C, 5.000%,
9/02/47
9/27 at 100.00 2,585,208
2,000 California Statewide Communities Development Authority, Statewide
Community Infrastructure Program Revenue Bonds, Series 2018A, 5.000%,
9/02/47
9/28 at 100.00 2,036,823
545 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Revenue Bonds, Series 2022A-1, 5.000%, 6/01/51
12/31 at 100.00 559,483
Government of Guam, Business Privilege Tax Bonds, Refunding Series 2015D:
9,000 5.000%, 11/15/32 11/25 at 100.00 9,108,709
11,000 5.000%, 11/15/39 11/25 at 100.00 11,000,443
Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2014A:
530 5.000%, 9/01/29 9/24 at 100.00 537,406
1,900 5.000%, 9/01/30 9/24 at 100.00 1,925,989
1,220 5.000%, 9/01/31 9/24 at 100.00 1,236,238
1,955 Jurupa Public Financing Authority, California, Special Tax Revenue Bonds,
Series 2015A, 5.000%, 9/01/43
9/25 at 100.00 1,994,830
810 Lake Elsinore Public Financing Authority, California, Local Agency Revenue
Bonds, Refunding Series 2015, 5.000%, 9/01/40
9/25 at 100.00 817,672
1,000 Lathrop, California, Limited Obligation Improvement Bonds, Crossroads
Assessment District, Series 2015, 5.000%, 9/02/40
9/25 at 100.00 1,003,819
Los Angeles County Metropolitan Transportation Authority, California,
Measure R Sales Tax Revenue Bonds, Senior Series 2016A:
5,125 5.000%, 6/01/36 6/26 at 100.00 5,351,565
5,620 5.000%, 6/01/37 6/26 at 100.00 5,848,648
10,455 5.000%, 6/01/38 6/26 at 100.00 10,844,023
Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Green Senior Lien Series 2019A:
5,000 5.000%, 7/01/39 7/28 at 100.00 5,375,580
20,735 5.000%, 7/01/44 7/28 at 100.00 22,030,734
3,995 Los Angeles County Metropolitan Transportation Authority, California,
Proposition C Sales Tax Revenue Bonds, Senior Lien Series 2017A, 5.000%,
7/01/42
7/27 at 100.00 4,205,266
2,000 Los Angeles County Public Works Financing Authority, California, Lease
Revenue Bonds, Series 2019E-1, 5.000%, 12/01/49
12/29 at 100.00 2,117,237
1,835 Modesto, California, Speical Tax Bonds, Community Faclities District 2004-1
Village One 2, Refunding Series 2014, 5.000%, 9/01/31
9/24 at 100.00 1,857,333

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,000 Norco Redevelopment Agency, California, Tax Allocation Bonds, Project Area
1, Series 2009, 7.000%, 3/01/34
1/24 at 100.00 $ 1,003,178
6,815 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995,
7.400%, 8/01/25 - NPFG Insured
No Opt. Call 7,023,879
6,055 Orange County Local Transportation Authority, California, Measure M2 Sales
Tax Revenue Bonds, Limited Tax Series 2019, 5.000%, 2/15/41
2/29 at 100.00 6,548,312
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
14,741 0.000%, 7/01/51 7/28 at 30.01 3,207,055
85,962 5.000%, 7/01/58 7/28 at 100.00 83,561,924
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
5,500 4.329%, 7/01/40 7/28 at 100.00 5,219,757
43 4.536%, 7/01/53 7/28 at 100.00 39,297
8,185 4.784%, 7/01/58 7/28 at 100.00 7,710,800
3,500 Rancho Cucamonga Redevelopment Agency Successor Agency, California,
Tax Allocation Bonds, Rancho Redevelopment Project, Series 2014, 5.000%,
9/01/30
9/24 at 100.00 3,539,820
815 River Islands Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 2003-1 Improvement Area 1, Refunding Series
2022A-1, 4.250%, 9/01/47 - AGM Insured
9/29 at 103.00 801,421
5,000 Riverside County Transportation Commission, California, Sales Tax Revenue
Bonds, Refunding Limited Tax Series 2017B, 5.000%, 6/01/38
12/27 at 100.00 5,312,744
Riverside County, California, Special Tax Bonds, Community Facilities District
04-2 Lake Hill Crest, Series 2012:
990 5.000%, 9/01/29 3/24 at 100.00 993,494
2,615 5.000%, 9/01/35 3/24 at 100.00 2,622,567
Riverside County, California, Special Tax Bonds, Community Facilities District
05-8 Scott Road, Series 2013:
555 5.000%, 9/01/30 1/24 at 100.00 555,556
3,120 5.000%, 9/01/42 1/24 at 100.00 3,121,058
Roseville, California, Special Tax Bonds, Community Facilities District 1
Westpark, Refunding Series 2015:
385 5.000%, 9/01/31 9/25 at 100.00 392,575
575 5.000%, 9/01/37 9/25 at 100.00 582,828
4,250 Sacramento City Financing Authority, California, Tax Allocation Revenue
Bonds, Merged Downtown Sacramento and Oak Park Projects, Series 2005A,
0.000%, 12/01/31 - FGIC Insured
No Opt. Call 3,156,171
San Buenaventura Redevelopment Agency, California, Tax Allocation Bonds,
Merged Project Areas, Series 2008:
840 7.750%, 8/01/28 1/24 at 100.00 843,063
1,325 8.000%, 8/01/38 1/24 at 100.00 1,329,904
255 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District  6 Mission Bay
South Public Improvements, Refunding Series 2013A, 5.000%, 8/01/33
2/24 at 100.00 256,109
1,775 San Francisco City and County Redevelopment Agency Successor Agency,
California, Special Tax Bonds, Community Facilities District 7, Hunters Point
Shipyard Phase One Improvements, Refunding Series 2014, 5.000%, 8/01/39
8/24 at 100.00 1,782,922
5,000 San Francisco City and County Redevelopment Agency Successor Agency,
California, Tax Allocation Bonds, Mission Bay North Redevelopment Project,
Refunding Series 2016A, 5.000%, 8/01/41 - NPFG Insured
8/26 at 100.00 5,165,137
785 Signal Hill Redevelopment Agency, California, Project 1 Tax Allocation Bonds,
Series 2011, 7.000%, 10/01/26
1/24 at 100.00 787,040
2,500 Stockton Public Financing Authority, California, Revenue Bonds, Arch Road
East Community Facility District 99-02, Series 2018A, 5.000%, 9/01/37
9/25 at 103.00 2,593,994
Temecula Public Financing Authority, California, Special Tax Bonds,
Community Facilities District 16-01, Series 2017:
960 5.500%, 9/01/27, 144A No Opt. Call 1,004,129
1,435 5.750%, 9/01/32, 144A 9/27 at 100.00 1,535,157
5,520 6.250%, 9/01/47, 144A 9/27 at 100.00 5,751,844

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30,2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/Limited (continued)
$ 1,350 Temecula Valley Unified School District, Riverside County, California, Special
Tax Bonds, Community Facilities District 2002-1 Improvement Area 1, Series
2012, 5.000%, 9/01/33
1/24 at 100.00 $ 1,351,286
1,700 Tracy, California, Special Tax Bonds, Community Facilities District 2016-1
Tracy Hills,  Improvement Area 2, Series 2023, 5.750%, 9/01/48
9/29 at 103.00 1,774,662
Transbay Joint Powers Authority, California, Tax Allocation Bonds, Senior
Green Series 2020A:
4,315 5.000%, 10/01/45 4/30 at 100.00 4,374,580
7,285 5.000%, 10/01/49 4/30 at 100.00 7,334,127
1,535 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2012A, 5.000%, 10/01/32 - AGM Insured
1/24 at 100.00 1,535,835
Total Tax Obligation/Limited 349,252,371
Transportation - 25 .7% ( 15 .2 % of Total Investments)
10,000 Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area
Toll Bridge, Subordinate Fixed Rate Series 2017S-7, 4.000%, 4/01/37
4/27 at 100.00 10,103,087
7,775 California Municipal Finance Authority, Special Facility Revenue Bonds,
United Airlines, Inc. Los Angeles International Airport Project, Series 2019,
4.000%, 7/15/29, (AMT)
No Opt. Call 7,528,561
1,200 Long Beach, California, Harbor Revenue Bonds, Series 2015D, 5.000%,
5/15/42
5/25 at 100.00 1,222,550
7,500 Long Beach, California, Harbor Revenue Bonds, Series 2019A, 5.000%,
5/15/49
5/29 at 100.00 7,995,767
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Refunding & Subordinate Series 2022C:
3,730 4.000%, 5/15/41, (AMT) 5/32 at 100.00 3,655,957
4,000 3.250%, 5/15/49, (AMT) 5/32 at 100.00 3,066,337
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Refunding Subordinate Lien Private Activity Series
2021A:
4,160 5.000%, 5/15/46, (AMT) 5/31 at 100.00 4,321,092
13,625 5.000%, 5/15/51, (AMT) 5/31 at 100.00 14,067,916
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Senior Lien Series 2015D:
2,000 5.000%, 5/15/36, (AMT) 5/25 at 100.00 2,009,500
24,920 5.000%, 5/15/41, (AMT) 5/25 at 100.00 25,029,319
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Senior Series 2022H:
4,850 5.000%, 5/15/42, (AMT) 11/31 at 100.00 5,115,857
5,080 5.000%, 5/15/52, (AMT) 11/31 at 100.00 5,256,336
24,405 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2016B, 5.000%, 5/15/46, (AMT)
5/26 at 100.00 24,580,438
3,310 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2018C, 5.000%, 5/15/44, (AMT)
11/27 at 100.00 3,374,458
5,000 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2018D, 5.000%, 5/15/48, (AMT)
5/29 at 100.00 5,112,378
5,485 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2019E, 5.000%, 5/15/44
11/28 at 100.00 5,803,077
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2021D:
945 5.000%, 5/15/37, (AMT) 11/31 at 100.00 1,017,796
22,230 5.000%, 5/15/46, (AMT) 11/31 at 100.00 23,139,303
3,750 Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2022A, 5.000%, 5/15/45, (AMT)
5/32 at 100.00 3,935,956
4,780 Riverside County Transportation Commission, California, Toll Revenue
Second Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021C,
4.000%, 6/01/47
6/31 at 100.00 4,362,780
7,750 Riverside County Transportation Commission, California, Toll Revenue Senior
Lien Bonds, RCTC 91 Express Lanes, Refunding Series 2021B-1, 4.000%,
6/01/46
6/31 at 100.00 7,263,283

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, International Senior Series 2023B:
$ 23,740 5.000%, 7/01/53, (AMT) 7/33 at 100.00 $ 24,564,146
20,000 5.250%, 7/01/58, (AMT) 7/33 at 100.00 20,983,880
San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Refunding Subordinate Series 2019A:
3,600 5.000%, 7/01/34 7/29 at 100.00 3,994,360
1,250 5.000%, 7/01/36 7/29 at 100.00 1,373,792
6,000 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 5,737,499
San Francisco Airport Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2023C:
16,410 5.500%, 5/01/42, (AMT) 5/33 at 100.00 18,212,422
11,000 5.500%, 5/01/43, (AMT) 5/33 at 100.00 12,178,087
34,270 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Governmental Purpose Second Series 2017B, 5.000%,
5/01/47
5/27 at 100.00 35,447,363
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Refunding Second Series 2019A:
3,040 5.000%, 5/01/38, (AMT) 5/29 at 100.00 3,167,818
43,180 5.000%, 5/01/44, (AMT) 5/29 at 100.00 44,296,570
25,885 5.000%, 5/01/49, (AMT) 5/29 at 100.00 26,357,893
22,835 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2016B, 5.000%, 5/01/46, (AMT)
5/26 at 100.00 22,908,652
10,910 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2017A, 5.000%, 5/01/42, (AMT)
5/27 at 100.00 11,120,949
San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2018D:
3,780 5.000%, 5/01/48, (AMT) 5/28 at 100.00 3,841,178
24,820 5.250%, 5/01/48, (AMT) 5/28 at 100.00 25,526,593
4,900 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2019E, 5.000%, 5/01/40, (AMT)
5/29 at 100.00 5,074,566
7,510 San Francisco Airports Commission, California, Revenue Bonds, San Francisco
International Airport, Second Series 2019F, 5.000%, 5/01/50
5/29 at 100.00 7,879,935
16,936 San Joaquin Hills Transportation Corridor Agency, Orange County, California,
Refunding Senior Lien Toll Road Revenue Bonds, Series 2021A, 4.000%,
1/15/50
1/32 at 100.00 16,564,505
6,250 San Jose, California, Airport Revenue Bonds, Refunding Series 2017A,
5.000%, 3/01/47, (AMT)
3/27 at 100.00 6,271,329
Total Transportation 463,463,285
U.S. Guaranteed - 17 .7% ( 10 .4 % of Total Investments) (g)
18,400 Antelope Valley Community College District, Los Angeles County, California,
General Obligation Bonds, Election 2016 Series 2017A, 5.250%, 8/01/42,
(Pre-refunded 2/15/27)
2/27 at 100.00 19,954,285
1,285 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2015A, 5.000%, 8/15/43, (Pre-refunded
8/15/25)
8/25 at 100.00 1,328,140
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B:
12,880 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 13,747,653
16,250 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2016A, 5.000%, 11/15/46, (Pre-refunded 11/15/25)
11/25 at 100.00 16,951,626
18,250 California Municipal Finance Authority, Revenue Bonds, Pomona College,
Series 2017, 5.000%, 1/01/48, (Pre-refunded 1/01/28)
1/28 at 100.00 19,989,608
9,950 California State Public Works Board, Lease Revenue Bonds, Various Capital
Projects, Series 2013I, 5.000%, 11/01/38, (Pre-refunded 1/02/24)
1/24 at 100.00 9,960,334
5,500 California Statewide Communities Development Authority, Revenue Bonds,
Buck Institute for Research on Aging, Series 2014, 5.000%, 11/15/44, (Pre-
refunded 11/15/24) - AGM Insured
11/24 at 100.00 5,603,725
2,670 California Statewide Communities Development Authority, Revenue Bonds,
Huntington Memorial Hospital, Refunding Series 2014B, 5.000%, 7/01/44,
(Pre-refunded 7/01/24)
7/24 at 100.00 2,699,442

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30,2023
(Unaudited)

NAC
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (g) (continued)
$ 7,500 Desert Community College District, Riverside County, California, General
Obligation Bonds, Refunding Series 2016, 5.000%, 8/01/37, (Pre-refunded
2/01/26)
2/26 at 100.00 $ 7,853,062
20,725 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Junior Lien Series 2013C, 6.500%, 1/15/43, (Pre-
refunded 1/15/24)
1/24 at 100.00 20,802,768
Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Series 2013A:
45,735 5.750%, 1/15/46, (Pre-refunded 1/15/24) 1/24 at 100.00 45,869,754
45,725 6.000%, 1/15/53, (Pre-refunded 1/15/24) 1/24 at 100.00 45,870,945
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A:
1,790 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 1,845,034
1,460 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 1,504,888
86,320 5.000%, 6/01/45, (Pre-refunded 6/01/25) 6/25 at 100.00 88,973,926
Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles
International Airport, Subordinate Lien Series 2021D:
55 5.000%, 5/15/37, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 61,242
70 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 77,945
4,000 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2014B, 5.000%, 7/01/43, (Pre-refunded 1/01/24)
1/24 at 100.00 4,005,688
5,840 Orange County Water District, California, Revenue Certificates of
Participation, Series 1999A, 5.375%, 8/15/29, (ETM)
No Opt. Call 6,452,939
905 Orange County Water District, California, Revenue Certificates of
Participation, Series 2003B, 5.000%, 8/15/34, (Pre-refunded 8/15/32) - NPFG
Insured
8/32 at 100.00 1,063,744
2,000 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 2002E, 6.000%, 8/01/26, (ETM)
No Opt. Call 2,158,377
1,460 Rohnert Park Community Development Commission, California, Tax
Allocation Bonds, Redevelopment Project Series 2007R, 5.000%, 8/01/37 -
FGIC Insured, (ETM)
1/24 at 100.00 1,524,804
Total U.S. Guaranteed 318,299,929
Utilities - 28 .6% ( 16 .9 % of Total Investments)
44,950 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54
No Opt. Call 46,826,663
California Pollution Control Financing Authority, Water Furnishing Revenue
Bonds, Poseidon Resources Channelside LP Desalination Project, Series 2012:
3,925 5.000%, 7/01/37, (AMT), 144A 7/24 at 100.00 3,925,797
69,535 5.000%, 11/21/45, (AMT), 144A 7/24 at 100.00 69,075,311
85 California Statewide Community Development Authority, Water and
Wastewater Revenue Bonds, Pooled Financing Program, Series 2004A,
5.250%, 10/01/24 - AGM Insured
1/24 at 100.00 85,151
2,200 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2017A, 5.000%,
6/01/45
6/27 at 100.00 2,302,062
5,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Green Series 2019A, 5.000%,
6/01/49
6/29 at 100.00 5,314,866
10,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
6/24 at 100.00 10,054,347
Long Beach Bond Finance Authority, California, Natural Gas Purchase
Revenue Bonds, Series 2007A:
14,140 5.000%, 11/15/35 No Opt. Call 15,000,595
7,610 5.500%, 11/15/37 No Opt. Call 8,451,948
24,070 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2015E, 5.000%, 7/01/44
7/24 at 100.00 24,187,474
47,705 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2017A, 5.000%, 7/01/47
1/27 at 100.00 49,318,908
12,870 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2018A, 5.000%, 7/01/38
1/28 at 100.00 13,720,833
8,980 Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2019A, 5.000%, 7/01/45
1/29 at 100.00 9,526,699

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2020B:
$ 8,960 5.000%, 7/01/40 7/30 at 100.00 $ 9,834,156
5,105 5.000%, 7/01/45 7/30 at 100.00 5,528,221
26,625 5.000%, 7/01/50 7/30 at 100.00 28,502,915
Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022B:
4,000 5.000%, 7/01/47 7/32 at 100.00 4,381,350
6,500 5.000%, 7/01/52 7/32 at 100.00 7,068,194
Los Angeles Department of Water and Power, California, Power System
Revenue Bonds, Series 2022C:
3,000 5.000%, 7/01/39 1/32 at 100.00 3,366,498
2,325 5.000%, 7/01/41 1/32 at 100.00 2,590,737
3,500 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2022B, 5.000%, 7/01/52
1/32 at 100.00 3,800,826
2,875 Los Angeles Department of Water and Power, California, Water System
Revenue Bonds, Series 2023A, 5.000%, 7/01/49
7/33 at 100.00 3,168,218
10,000 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2016A, 5.000%, 7/01/46
1/26 at 100.00 10,228,050
50,385 Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2017A, 5.000%, 7/01/44
1/27 at 100.00 52,306,810
Los Angeles Department of Water and Power, California, Waterworks
Revenue Bonds, Series 2020C:
2,000 5.000%, 7/01/36 7/30 at 100.00 2,256,866
3,000 5.000%, 7/01/38 7/30 at 100.00 3,326,478
5,000 Los Angeles, California, Wastewater System Revenue Bonds, Green
Subordinate Series 2018A, 5.000%, 6/01/43
6/28 at 100.00 5,293,539
Los Angeles, California, Wastewater System Revenue Bonds, Refunding
Subordinate Lien Series 2013A:
1,245 5.000%, 6/01/34 12/23 at 100.00 1,245,398
6,840 5.000%, 6/01/35 12/23 at 100.00 6,842,156
5,025 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2020C, 5.000%, 7/01/38
7/30 at 100.00 5,601,268
6,500 Metropolitan Water District of Southern California, Water Revenue Bonds,
Refunding Series 2023A, 5.000%, 4/01/53
4/33 at 100.00 7,145,742
7,525 Moulton Niguel Water District, California, Certificates of Participation, Series
2019, 3.000%, 9/01/44
3/29 at 100.00 6,208,144
2,820 Orange County Sanitation District, California, Wastewater Revenue Bonds,
Refunding Series 2016A, 5.000%, 2/01/35
2/26 at 100.00 2,925,337
4,415 Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Refunding
Senior Lien Series 2020A, 5.000%, 7/01/47, 144A
7/30 at 100.00 4,283,965
2,950 Sacramento County Sanitation Districts Financing Authority, California,
Revenue Bonds, Sacramento Regional County Sanitation District, Series
2020A, 5.000%, 12/01/50
12/30 at 100.00 3,173,437
16,670 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Climate Certified Green Series 2023K, 5.000%, 8/15/53
8/33 at 100.00 18,210,736
1,510 Sacramento Municipal Utility District, California, Electric Revenue Bonds,
Series 2020H, 5.000%, 8/15/50
8/30 at 100.00 1,616,747
7,000 Sacremento Municipal Utility District, California, Electric Revenue Bonds,
Series 2019G, 5.000%, 8/15/41
8/29 at 100.00 7,587,056
4,000 San Diego Public Facilities Financing Authority, California, Water Revenue
Bonds, Senior Series 2023A, 4.000%, 8/01/52
8/33 at 100.00 4,015,446
1,180 San Diego Public Facilities Financing Authority, California, Water Utility
Revenue Bonds, Refunding Subordinate Lien Series 2016B, 5.000%, 8/01/37
8/26 at 100.00 1,232,583
2,555 Santa Clara Valley Water District, California, Water System Revenue Bonds,
Refunding  Series 2020A, 5.000%, 6/01/50
6/30 at 100.00 2,744,998
Southern California Public Power Authority, California, Revenue Bonds, Apex
Power Project Series 2014A:
1,565 5.000%, 7/01/35 7/24 at 100.00 1,575,299
1,500 5.000%, 7/01/38 7/24 at 100.00 1,506,303
4,000 Southern California Public Power Authority, Natural Gas Project 1 Revenue
Bonds, Series 2007A, 5.000%, 11/01/33
No Opt. Call 4,239,762

Nuveen California Quality Municipal Income Fund
(continued)
Portfolio of Investments
November 30,2023
(Unaudited)

NAC
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 31,970 Southern California Public Power Authority, Southern Transmission System
Renewal Project Revenue Bonds, Series 2023-1A, 5.000%, 7/01/48
7/33 at 100.00 $ 35,405,288
Total Utilities 515,003,177
Total Municipal Bonds
(cost $3,049,956,891) 3,047,108,266
Total Long-Term Investments
(cost $3,049,956,891) 3,047,108,266
MFP Shares, Net - (17.7)% (h) (319,880,828)
VRDP Shares, Net - (50.2)% (i) (905,365,867)
Other Assets & Liabilities, Net - (1.2)% (19,393,495)
Net Assets Applicable to Common Shares - 100% $ 1,802,468,076
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 3,046,676,322 $ 431,944 $ 3,047,108,266
Total
$ – $ 3,046,676,322 $ 431,944 $ 3,047,108,266
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Effective February 12, 2019, the par value of the original bonds was replaced with taxable and tax exempt Puerto Rico Sales Tax Financing
Corporation (commonly known as COFINA) bond units that are collateralized by a bundle of zero and coupon paying bonds. The quantity shown represents units in a trust, which were assigned according to the original bond’s accreted value. These securities do not have a stated
coupon interest rate and income will be recognized through accretion of the discount associated with the trust units. The factor at which these units accrete can also decrease, primarily for principal payments generated from coupon payments received or dispositions of the underlying bond collateral. The quantity of units will not change as a result of these principal payments.
(d) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(h) MFP Shares, Net as a percentage of Total Investments is 10.5%.
(i) VRDP Shares, Net as a percentage of Total Investments is 29.7%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
WI/DD When-issued or delayed delivery security.